Restricted net assets and parent company only condensed financial information (Tables)	12 Months Ended
Dec. 31, 2022
Restricted net assets and parent company only condensed financial information
Schedule of condensed balance sheets

	As of December 31,
	2021	2022	2022
	RMB’000	RMB’000	US$’000
			Note 2.5(d)
ASSETS
Non-current assets
Interests in subsidiaries	1,138,922	558,800	81,018
Financial assets at fair value through profit or loss	25,503	27,859	4,039
Prepayments	19,766	—	—
Total non-current assets	1,184,191	586,659	85,057
Current assets
Other receivables and prepayments	7,170	16,765	2,431
Amounts due from Group companies	6,713	735	106
Financial assets at fair value through profit or loss	91,562	83,207	12,063
Cash and cash equivalents	44,691	4,211	611
Total current assets	150,136	104,918	15,211
Total assets	1,334,327	691,577	100,268
LIABILITIES
Non-current liabilities
Amounts due to Group companies	75,457	106,688	15,468
Total non-current liabilities	75,457	106,688	15,468
Current liabilities
Other payables and accruals	51,837	36,260	5,257
Amounts due to Group companies	1,442	2,507	363
Total current liabilities	53,279	38,767	5,620
Total liabilities	128,736	145,455	21,088
Net assets	1,205,591	546,122	79,180
SHAREHOLDERS’ /EQUITY
Share capital	61	61	9
Share premium	6,711,234	6,734,905	976,469
Other reserves	(69,091)	56,172	8,144
Accumulated losses	(5,436,613)	(6,245,016)	(905,442)
Total shareholders’ equity	1,205,591	546,122	79,180

Schedule of condensed income statements

	Year ended December 31,
	2020	2021	2022	2022
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Administrative expenses	(19,480)	(51,124)	(48,689)	(7,059)
Other income and gains/(losses) - net	833	385	(13,329)	(1,933)
Finance (costs)/income – net	(1,230)	(479)	1,045	152
Fair value loss of financial instruments with preferred rights	(2,823,370)	—	—	—
Equity method on loss of subsidiaries	(225,796)	(445,020)	(747,430)	(108,367)
Loss before income tax	(3,069,043)	(496,238)	(808,403)	(117,207)
Income tax expense	—	—	—	—
Loss for the year	(3,069,043)	(496,238)	(808,403)	(117,207)

Schedule of condensed cash flow statements

	Year ended December 31,
	2020	2021	2022	2022
	RMB’000	RMB’000	RMB’000	US$’000
				Note 2.5(d)
Cash flows from operating activities
Cash used in operations	(36,241)	(35,706)	(36,359)	(5,272)
Net cash used in operating activities	(36,241)	(35,706)	(36,359)	(5,272)
Cash flows from investing activities
Investment in subsidiaries	(1,006,010)	(886,610)	(24,302)	(3,523)
Purchase of wealth management products	(21,858)	(274,955)	—	—
Redemption of wealth management products	—	199,096	—	—
Investment income from wealth management products	—	1,467	—	—
Purchase of equity security	(13,721)	—	—	—
Purchase of other investments	—	(25,894)	—	—
Purchase of derivative financial instruments	(68,078)	(350,744)	—	—
Settlement of derivative financial instruments	69,628	359,165	—	—
Others	(294)	(66)	(7,106)	(1,030)
Net cash used in investing activities	(1,040,333)	(978,541)	(31,408)	(4,553)
Cash flows from financing activities
Proceeds from issuance of ordinary shares	1,676,816	—	—	—
Proceeds from ADS depository	23,069	—	—	—
Proceeds from issuance of financial instruments with preferred rights	70,026	—	—	—
Repurchase of ordinary shares	(4,102)	—	—	—
Proceeds from investors to the Company	299,051	48,617	—	—
Proceeds from exercise of awards	—	2,169	843	123
Proceeds from loans from Group companies	—	75,457	25,000	3,624
Payments in relation to listing expenses	(21,691)	—	—	—
Net cash generated from financing activities	2,043,169	126,243	25,843	3,747
Net increase/(decrease) in cash and cash equivalents	966,595	(888,004)	(41,924)	(6,078)
Cash and cash equivalents at beginning of year	122,104	941,541	44,691	6,480
Exchange differences on cash and cash equivalents	(147,158)	(8,846)	1,444	209
Cash and cash equivalents at end of year	941,541	44,691	4,211	611